UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sector Gamma ASA
Address:  Filipstad Brygge 2, P.O. Box 1994 Vika
          Oslo, Norway 0125

Form 13F File Number:     28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hilde Finskud Granmo
Title:    Risk and Fund Controller
Phone:    +47 230 12906

Signature, Place and Date of Signing:

/s/ Hilde Finskud Granmo     Oslo, Norway         November 14, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                0

Form 13F Information Table Entry Total                           27

Form 13F Information Table Value Total:        $336,667 (thousands)

List of Other Included Managers:  None
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
Column 1                    Column 2  Column 3   Column 4              Column 5        Column 6    Column 7           Column 8

                                                                                                                      Voting
                                                                                                                      Authority
                                                            Shares or
                            Title of             Value      Principal  SH/       PUT/  Investment  Other
Name of Issuer              Class     Cusip      (x$1,000)  Amount     PRN       CALL  Discretion  Managers  Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO              COM       532457108     36822      996007  SH              SOLE        NONE       996007
BRISTOL MYERS SQUIBB CO     COM       110122108     29057      925981  SH              SOLE        NONE       925981
ABBOTT LABS                 COM       002824100     26458      517359  SH              SOLE        NONE       517359
MEDTRONIC INC               COM       585055106     20842      627020  SH              SOLE        NONE       627020
ONYX PHARMACEUTICALS INC    COM       683399109     19179      639100  SH              SOLE        NONE       639100
FOREST LABS INC             COM       345838106     18643      605500  SH              SOLE        NONE       605500
WELLPOINT INC               COM       94973V107     18278      280000  SH              SOLE        NONE       280000
CARDINAL HEALTH INC         COM       14149Y108     15730      375600  SH              SOLE        NONE       375600
MERCK & CO INC NEW          COM       58933Y105     15724      480700  SH              SOLE        NONE       480700
CUBIST PHARMACEUTICALS INC  COM       229678107     15066      426560  SH              SOLE        NONE       426560
QUEST DIAGNOSTICS INC       COM       74834L100     13189      267200  SH              SOLE        NONE       267200
LIFE TECHNOLOGIES CORP      COM       53217V109     12893      335500  SH              SOLE        NONE       335500
CVS CAREMARK CORPORATION    COM       126650100     12386      368850  SH              SOLE        NONE       368850
ZIMMER HOLDINGS INC         COM       98956P102     11947      223300  SH              SOLE        NONE       223300
ST JUDE MED INC             COM       790849103     11609      320771  SH              SOLE        NONE       320771
THERMO FISHER SCIENTIFIC
INC                         COM       883556102      8092      159800  SH              SOLE        NONE       159800
WATSON PHARMACEUTICALS
INC                         COM       942683103      7830      114730  SH              SOLE        NONE       114730
RESMED INC                  COM       761152107      7382      256400  SH              SOLE        NONE       256400
BOSTON SCIENTIFIC CORP      COM       101137107      6622     1120500  SH              SOLE        NONE      1120500
COVIDIEN LTD                COM       G2554F113      6223      141100  SH              SOLE        NONE       141100
TENET HEALTHCARE CORP       COM       88033G100      5617     1360000  SH              SOLE        NONE      1360000
HOLOGIC INC                 COM       436440101      4516      296900  SH              SOLE        NONE       296900
IMPAX LABORATORIES INC      COM       45256B101      3910      218300  SH              SOLE        NONE       218300
AMYLIN PHARMACEUTICALS INC  COM       032346108      3092      335000  SH              SOLE        NONE       335000
UNITED THERAPEUTICS CORP
DEL                         COM       91307C102      2437       65000  SH              SOLE        NONE        65000
OPTIMER PHARMACEUTICALS
INC                         COM       68401H104      2131      154000  SH              SOLE        NONE       154000
MOMENTA PHARMACEUTICALS
INC                         COM       60877T100       992       86228  SH              SOLE        NONE        86228
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